Prepayments and Other Assets, Net (Details) - Schedule of Loans Receivable, Net - Loan Receivable [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loans Receivable, Net [Line Items]
Total loans receivable, net	¥ 13,643	¥ 33,632
Less: allowance for doubtful loans	(4,766)	(7,644)
Loans receivable, net	8,877	25,988
Current Portion	8,877	25,988
Total loans	8,877	25,988
Secured loans [Member]
Schedule of Loans Receivable, Net [Line Items]
Total loans receivable, net	6,719	12,070
Unsecured loans [Member]
Schedule of Loans Receivable, Net [Line Items]
Total loans receivable, net	¥ 6,924	¥ 21,562